Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Predecessor USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Predecessor USD ($)	Treasury Stock USD ($)	Treasury Stock Predecessor USD ($)	Retained Earnings USD ($)	Retained Earnings Predecessor USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) Predecessor USD ($)	Noncontrolling Interests USD ($)	Class A Common Stock Predecessor USD ($)	Class B Common Stock Predecessor USD ($)	Class B Special Voting Stock Predecessor	LP Exchangeable Units Predecessor USD ($)
LP exchangeable units, beginning balance at Dec. 31, 2009																$ 844,217
Balance at beginning of period at Dec. 31, 2009		686,087			(480,582)				319,042		657		2,747	6
LP exchangeable units, beginning balance (in units) at Dec. 31, 2009																127,639,487
Balances (in shares) at Dec. 31, 2009													274,735,122	604,984	9
Increase (Decrease) in Stockholders' Equity
Shares repurchased		(1,684)					(1,684)
Shares repurchased (in shares)							286,235						(286,235)
Equity-based compensation		6,699			6,699
Exercise of options		6,907			6,827								80
Exercise of options (in shares)													7,362,057
Shares issued under stock incentive plans (in shares)													829,625
Excess tax benefits from stock-based compensation		15,660			15,660
Shares issued under stock purchase plans		685			685
Shares issued under stock purchase plans (in shares)													121,951
Net income		131,724							131,724
Fair value of fuel hedge		963									963
Unrealized holding gains (losses)		164									164
Balance at end of period at Dec. 31, 2010		847,205			(450,711)		(1,684)		450,766		1,784		2,827	6		844,217
Balances (in shares) at Dec. 31, 2010							286,235						282,762,520	604,984	9	127,639,487
Increase (Decrease) in Stockholders' Equity
Shares repurchased		(2,440)					(2,440)
Shares repurchased (in shares)							355,846						(355,846)
Equity-based compensation		15,112			15,112
Exercise of options		559			559
Exercise of options (in shares)													231,375
Shares issued under stock incentive plans		1			(15)								16
Shares issued under stock incentive plans (in shares)													1,101,613
Exchange of Class B common stock		(1)			5									(6)
Exchange of Class B common stock (in shares)													604,565	(604,565)
Excess tax benefits from stock-based compensation		12,427			12,427
Net income		20,668							20,668
Fair value of fuel hedge		25									25
Unrealized holding gains (losses)		182									182
Balance at end of period at May. 24, 2011		893,738			(422,623)		(4,124)		471,434		1,991		2,843			844,217
Balances (in shares) at May. 24, 2011							642,081						284,344,227	419	9	127,639,487
Increase (Decrease) in Stockholders' Equity
Shares purchased on transaction date, net of issuance costs of $31,878	855,173		1,288	853,885
Shares purchased on transaction date, net of issuance costs of $31,878 (in shares)			128,815,275
Equity-based compensation	4,098			4,098
Tax effect of equity issuance costs	6,659			6,659
Investment by management	4,978		8	4,970
Investment by management (in shares)			807,590
Management equity rollover	28,265			28,265
Equity issued for acquisition	4,000		6	3,994
Equity issued for acquisition (in shares)			581,248
Net income	13,019							13,019
Fair value of fuel hedge	(1,201)									(1,201)
Fair value of interest rate swap agreement	(1,460)									(1,460)
Unrealized holding gains (losses)	(41)									(41)
Balance at end of period at Dec. 31, 2011	913,490		1,302	901,871				13,019		(2,702)
Balances (in shares) at Dec. 31, 2011			130,204,113
Increase (Decrease) in Stockholders' Equity
Shares repurchased	(521)		(1)	(139)		(381)
Shares repurchased (in shares)			(148,519)
Equity-based compensation	4,248			4,248
Exercise of options	334		6	328
Exercise of options (in shares)			606,033
Dividend paid	(428,782)			(386,924)				(41,858)
Excess tax benefits from stock-based compensation	873			873
Tax impact of dividend	4,841			4,841
Net income	41,185							41,185
Fair value of fuel hedge	2,258									2,258
Fair value of interest rate swap agreement	(1,401)									(1,401)
Unrealized holding gains (losses)	1,632									1,632
Proceeds from noncontrolling interest	6,530											6,530
Balance at end of period at Dec. 31, 2012	$ 544,687		$ 1,307	$ 525,098		$ (381)		$ 12,346		$ (213)		$ 6,530
Balances (in shares) at Dec. 31, 2012			130,661,627